UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02319
__________________________________________

Fort Dearborn Income Securities, Inc.

_______________________________________________________________________
(Exact name of registrant as specified in charter)

One North Wacker Drive, Chicago, IL 60606-2807
_______________________________________________________________________
(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.
UBS Global Asset Management
One North Wacker Drive
Chicago, IL 60606-2807
(Name and address of agent for service)

Copy to:
Bruce G. Leto, Esq.
Stradley Ronon Stevens & Young LLP
2600 One Commerce Square
Philadelphia, PA 19103

Registrant’s telephone number, including area code: 212-713 2000

Date of fiscal year end:  September 30

Date of reporting period:   June 30, 2010

Item 1. Schedule of Investments

Fort Dearborn Income Securities, Inc.

Industry diversification (unaudited)
As a percentage of net assets as of June 30, 2010

Bonds
Corporate bonds
Aerospace & defense	0.71%
Automobiles	0.74
Banks	0.64
Beverages	0.54
Biotechnology	0.60
Building products	0.35
Capital markets	3.07
Chemicals	1.74
Commercial banks	5.78
Commercial services & supplies	1.72
Communications equipment	0.65
Construction materials	0.24
Consumer finance	1.12
Diversified financial services	7.32
Diversified telecommunication services	5.71
Electric utilities	5.57
Energy equipment & services	0.70
Food & staples retailing	2.88
Food products	0.72
Health care providers & services	1.44
Insurance	3.89
Leisure equipment & products	0.25
Media	4.94
Metals & mining	0.49
Multiline retail	0.49
Multi-utilities	1.16
Office electronics	0.41
Oil, gas & consumable fuels	7.45
Paper & forest products	0.21
Pharmaceuticals	2.52
Real estate investment trust (REIT)	0.54
Road & rail	1.16
Software	0.46
Tobacco	1.90
Wireless telecommunication services	0.92

Total corporate bonds	69.03
Asset-backed securities	1.33
Commercial mortgage-backed securities	2.42
Mortgage & agency debt securities	6.69
Municipal bonds	5.58
US government obligations	11.49
Non US-government obligations	2.19

Total bonds	98.73
Preferred stock	0.02
Short-term investment	0.25

Total investments	99.00
Cash and other assets, less liabilities	1.00

Net assets	100.00%

Fort Dearborn Income Securities, Inc. — Portfolio of investments
June 30, 2010 (unaudited)

	Face
Security description	amount	Value

Bonds — 98.73%
Corporate bonds — 69.03%
Australia — 0.32%
Rio Tinto Finance USA Ltd.,
9.000%, due 05/01/19	$355,000	$465,855

Bermuda — 0.11%
Validus Holdings Ltd.,
8.875%, due 01/26/40	150,000	156,642

Canada — 2.21%
Anadarko Finance Co., Series B,
7.500%, due 05/01/31	490,000	412,096
Canadian National Railway Co.,
6.900%, due 07/15/28	285,000	349,445
Canadian Natural Resources Ltd.,
5.850%, due 02/01/35	435,000	445,642
EnCana Corp.,
6.500%, due 05/15/19	440,000	505,654
Petro-Canada,
6.800%, due 05/15/38	520,000	596,609
Potash Corp of Saskatchewan, Inc.,
6.500%, due 05/15/19	275,000	323,080
TransCanada PipeLines Ltd.,
7.125%, due 01/15/19	500,000	607,768

Total Canada corporate bonds		3,240,294

Cayman Islands — 0.94%
Petrobras International Finance Co.,
6.875%, due 01/20/40	350,000	352,864
Transocean, Inc.,
6.800%, due 03/15/38	535,000	482,121
7.500%, due 04/15/31	575,000	531,832

Total Cayman Islands corporate bonds		1,366,817

France — 0.37%
Elecricite De France,
5.600%, due 01/27/40(1)	525,000	540,872

Isle of Man — 0.17%
AngloGold Ashanti Holdings PLC,
5.375%, due 04/15/20	250,000	253,815

Luxembourg — 1.20%
Covidien International Finance SA,
4.200%, due 06/15/20	440,000	450,309
Enel Finance International SA,
6.000%, due 10/07/39(1)	365,000	351,163
Telecom Italia Capital SA,
6.375%, due 11/15/33	1,060,000	949,206

Total Luxembourg corporate bonds		1,750,678

Malaysia — 0.13%
Petronas Capital Ltd.,
5.250%, due 08/12/19(1)	175,000	183,957

Mexico — 0.44%
America Movil SAB de CV,
5.000%, due 03/30/20(1)	625,000	645,733

Netherlands — 1.35%
E.ON International Finance BV,
6.650%, due 04/30/38(1)	725,000	870,832
EDP Finance BV,
6.000%, due 02/02/18(1)	350,000	344,703
Shell International Finance BV,
3.100%, due 06/28/15	360,000	365,571
Siemens Financieringsmaatschappij NV,
6.125%, due 08/17/26(1)	350,000	394,689

Total Netherlands corporate bonds		1,975,795

Netherlands Antilles — 0.35%
Teva Pharmaceutical Finance II BV,
3.000%, due 06/15/15	500,000	509,796

Qatar — 0.36%
Qtel International Finance Ltd.,
7.875%, due 06/10/19(1)	455,000	526,125

Switzerland — 0.26%
Credit Suisse,
6.000%, due 02/15/18	370,000	386,082

United Kingdom — 2.42%
Barclays Bank PLC,
5.125%, due 01/08/20	320,000	318,306
6.750%, due 05/22/19	385,000	428,288
BP Capital Markets PLC,
3.875%, due 03/10/15	830,000	707,287
British Telecommunications PLC,
9.875%, due 12/15/30	555,000	677,333
Lloyds TSB Bank PLC,
5.800%, due 01/13/20(1)	380,000	358,680
Royal Bank of Scotland Group PLC,
6.400%, due 10/21/19	350,000	354,773
Vodafone Group PLC,
5.450%, due 06/10/19	325,000	347,902
6.150%, due 02/27/37	340,000	352,528

Total United Kingdom corporate bonds		3,545,097

United States — 58.40%
Abbey National Capital Trust I,
8.963%, due 06/30/30(2),(3)	300,000	301,629
Allergan, Inc.,
5.750%, due 04/01/16	675,000	789,687
Allstate Corp.,
5.350%, due 06/01/33	575,000	554,500
Alltel Corp.,
7.875%, due 07/01/32	300,000	378,368
Ally Financial, Inc.,(1)
6.875%, due 09/15/11	202,000	204,778
Altria Group, Inc.,
9.700%, due 11/10/18	310,000	392,578
9.950%, due 11/10/38	480,000	630,607
American Express Credit Corp.,
5.125%, due 08/25/14	1,000,000	1,075,871
American International Group, Inc.,
5.850%, due 01/16/18	800,000	715,000
Amgen, Inc.,
6.400%, due 02/01/39	325,000	384,865
Anadarko Petroleum Corp.,
5.950%, due 09/15/16	375,000	322,761
Anheuser-Busch Cos., Inc.,
6.450%, due 09/01/37	400,000	447,124
Archer-Daniels-Midland Co.,
7.000%, due 02/01/31	300,000	374,744
AT&T, Inc.,
6.500%, due 09/01/37	2,550,000	2,828,330
AXA Financial, Inc.,
7.000%, due 04/01/28	165,000	175,065
Bank of America Corp.,
5.420%, due 03/15/17	2,200,000	2,191,860
Bank of America N.A.,
6.000%, due 10/15/36	500,000	480,799
Bear Stearns Cos. LLC,
7.250%, due 02/01/18	1,310,000	1,529,687
Bristol-Myers Squibb Co.,
5.875%, due 11/15/36	350,000	390,149
Browning-Ferris Industries, Inc.,
7.400%, due 09/15/35	250,000	298,316
Burlington Northern Santa Fe Corp.,
7.082%, due 05/13/29	745,000	889,035
Capital One Bank USA NA,
8.800%, due 07/15/19	375,000	468,154
Capital One Capital VI,
8.875%, due 05/15/40	325,000	338,446
Capital One Financial Corp.,
7.375%, due 05/23/14	500,000	571,728
Caterpillar Financial Services Corp.,
5.450%, due 04/15/18	340,000	379,426
CenterPoint Energy Resources Corp.,
6.000%, due 05/15/18	285,000	313,947

CenturyLink, Inc., Series P,
7.600%, due 09/15/39	200,000	189,601
Cisco Systems, Inc.,
5.900%, due 02/15/39	655,000	728,076
Citigroup, Inc.,
6.125%, due 05/15/18	700,000	730,577
8.125%, due 07/15/39	775,000	924,557
CNA Financial Corp.,
7.350%, due 11/15/19	125,000	132,831
Comcast Corp.,
6.950%, due 08/15/37	2,250,000	2,559,433
ConocoPhillips,
6.500%, due 02/01/39	740,000	893,638
Consolidated Edison Co., Inc.,
7.125%, due 12/01/18	400,000	496,417
CRH America, Inc.,
6.000%, due 09/30/16	310,000	345,586
CVS Caremark Corp.,
6.125%, due 09/15/39	425,000	454,298
6.250%, due 06/01/27	500,000	545,528
Daimler Finance North America LLC,
8.500%, due 01/18/31	845,000	1,079,445
DCP Midstream LLC,
9.750%, due 03/15/19(1)	170,000	218,642
DirecTV Holdings LLC,
6.350%, due 03/15/40	365,000	390,850
Discover Bank,
8.700%, due 11/18/19	250,000	277,548
Discovery Communications LLC,
3.700%, due 06/01/15	350,000	358,835
Dominion Resources, Inc., Series B,
5.950%, due 06/15/35	495,000	524,041
Dow Chemical Co.,
8.550%, due 05/15/19	250,000	306,028
DTE Energy Co.,
6.350%, due 06/01/16	500,000	559,958
Duke Energy Carolinas LLC,
6.050%, due 04/15/38	350,000	406,338
Enterprise Products Operating LLC,
6.125%, due 10/15/39	500,000	498,929
ERAC USA Finance Co.,
7.000%, due 10/15/37(1)	440,000	479,468
8.000%, due 01/15/11(1)	475,000	490,355
Exelon Generation Co. LLC,
5.350%, due 01/15/14	130,000	141,714
Fidelity National Financial, Inc.,
6.600%, due 05/15/17	150,000	149,560
FirstEnergy Solutions Corp.,
6.800%, due 08/15/39	625,000	618,376
Florida Power Corp.,
6.350%, due 09/15/37	215,000	254,491
FPL Group Capital, Inc.,
6.650%, due 06/15/67(2)	200,000	183,000
General Electric Capital Corp.,
5.875%, due 01/14/38	1,745,000	1,711,152
6.875%, due 01/10/39	745,000	822,578
Genzyme Corp.,
3.625%, due 06/15/15(1)	350,000	354,027
GlaxoSmithKline Capital, Inc.,
6.375%, due 05/15/38	600,000	714,081
Goldman Sachs Group, Inc.,
5.375%, due 03/15/20	140,000	138,336
6.150%, due 04/01/18	1,026,000	1,074,752
6.750%, due 10/01/37	570,000	558,795
Harris Corp.,
6.375%, due 06/15/19	200,000	224,221
Hartford Financial Services Group, Inc.,
5.950%, due 10/15/36	590,000	504,074
Hasbro, Inc.,
6.350%, due 03/15/40	365,000	371,845
HSBC Bank USA N.A.,
5.625%, due 08/15/35	855,000	814,544
ICI Wilmington, Inc.,
5.625%, due 12/01/13	850,000	921,079

International Paper Co.,
9.375%, due 05/15/19	235,000	303,524
JP Morgan Chase Capital XXII, Series V,
6.450%, due 02/02/37	475,000	448,364
JP Morgan Chase Capital XXV, Series Y,
6.800%, due 10/01/37	1,100,000	1,087,211
Kinder Morgan Energy Partners LP,
5.800%, due 03/15/35	710,000	669,990
Kraft Foods, Inc.,
6.875%, due 01/26/39	440,000	510,384
Kroger Co.,
6.900%, due 04/15/38	650,000	787,229
Lehman Brothers Holdings, Inc.,
6.750%, due 12/28/17(4),(5),(6)	585,000	0
6.875%, due 05/02/18(6)	785,000	159,944
Life Technologies Corp.,
6.000%, due 03/01/20	135,000	146,193
Lockheed Martin Corp.,
5.500%, due 11/15/39	450,000	480,075
Massachusetts Mutual Life Insurance Co.,
8.875%, due 06/01/39(1)	275,000	365,912
Merck & Co., Inc.,
6.400%, due 03/01/28	520,000	618,254
Merrill Lynch & Co., Inc.,
5.700%, due 05/02/17	400,000	401,209
6.875%, due 04/25/18	365,000	389,375
MetLife, Inc.,
6.400%, due 12/15/36	300,000	264,000
10.750%, due 08/01/39	225,000	267,419
MidAmerican Energy Holding Co.,
5.950%, due 05/15/37	685,000	733,567
Morgan Stanley,
5.500%, due 01/26/20	350,000	338,590
5.625%, due 09/23/19 Series F,	600,000	580,448
6.625%, due 04/01/18	900,000	943,321
7.250%, due 04/01/32	355,000	399,127
Mosaic Co.,
7.375%, due 12/01/14(1)	950,000	994,719
Motiva Enterprises LLC,
6.850%, due 01/15/40(1)	340,000	388,574
National Rural Utilities Cooperative Finance Corp.,
10.375%, due 11/01/18	160,000	221,868
Nationwide Mutual Insurance Co.,
8.250%, due 12/01/31(1)	400,000	423,287
New Cingular Wireless Services, Inc.,
8.750%, due 03/01/31	420,000	576,577
News America, Inc.,
6.200%, due 12/15/34	695,000	731,987
6.900%, due 08/15/39	350,000	401,673
Nisource Finance Corp.,
10.750%, due 03/15/16	605,000	775,329
Norfolk Southern Corp.,
5.590%, due 05/17/25	200,000	214,269
NuStar Logistics LP,
7.650%, due 04/15/18	575,000	662,808
Oncor Electric Delivery Co. LLC,
6.800%, due 09/01/18	425,000	498,889
ONEOK Partners LP,
8.625%, due 03/01/19	215,000	264,869
Oracle Corp.,
6.500%, due 04/15/38	550,000	667,400
Owens Corning,
6.500%, due 12/01/16	475,000	505,395
Pacific Gas & Electric Co.,
6.050%, due 03/01/34	540,000	602,488
8.250%, due 10/15/18	275,000	351,859
Pacific Life Insurance Co.,
9.250%, due 06/15/39(1)	350,000	433,748
Pemex Project Funding Master Trust,
5.750%, due 03/01/18	685,000	717,596

PepsiCo, Inc.,
7.900%, due 11/01/18	260,000	336,169
Philip Morris International, Inc.,
5.650%, due 05/16/18	1,200,000	1,312,708
Principal Financial Group, Inc.,
8.875%, due 05/15/19	295,000	361,715
Progressive Corp.,
6.250%, due 12/01/32	275,000	295,704
ProLogis, REIT,
5.625%, due 11/15/15	825,000	791,176
Prudential Financial, Inc., Series C,
5.400%, due 06/13/35	425,000	381,610
PSEG Power LLC,
8.625%, due 04/15/31	695,000	913,518
Qwest Corp.,
7.625%, due 06/15/15	340,000	363,800
Republic Services, Inc.,
6.200%, due 03/01/40(1)	425,000	455,838
Reynolds American, Inc.,
7.250%, due 06/15/37	425,000	437,250
Safeway, Inc.,
7.450%, due 09/15/27	725,000	885,214
Schering-Plough Corp.,
6.550%, due 09/15/37	525,000	653,048
SLM Corp.,
8.000%, due 03/25/20	360,000	316,147
Southern California Edison Co.,
6.650%, due 04/01/29	320,000	376,624
Southern Copper Corp.,
6.750%, due 04/16/40	250,000	247,120
Southwestern Electric Power Co.,
6.450%, due 01/15/19	500,000	549,706
Sprint Capital Corp.,
6.875%, due 11/15/28	500,000	415,000
SunTrust Bank,
7.250%, due 03/15/18	335,000	366,867
Swiss Re Solutions Holding Corp.,
7.000%, due 02/15/26	295,000	311,100
Target Corp.,
6.500%, due 10/15/37	290,000	349,623
7.000%, due 07/15/31	305,000	371,559
Time Warner Cable, Inc.,
6.550%, due 05/01/37	305,000	328,738
7.300%, due 07/01/38	600,000	696,601
8.750%, due 02/14/19	410,000	517,313
Time Warner, Inc.,
7.625%, due 04/15/31	1,030,000	1,239,063
Travelers Property Casualty Corp.,
6.375%, due 03/15/33	350,000	385,526
Union Electric Co.,
6.700%, due 02/01/19	340,000	395,235
Union Pacific Corp.,
7.875%, due 01/15/19	180,000	229,159
United Technologies Corp.,
5.700%, due 04/15/40	500,000	558,171
UnitedHealth Group, Inc.,
6.875%, due 02/15/38	865,000	977,877
Valero Energy Corp.,
6.125%, due 02/01/20	420,000	431,590
7.500%, due 04/15/32	400,000	419,362
Verizon Communications, Inc.,
6.900%, due 04/15/38	195,000	227,899
Verizon New York, Inc., Series B,
7.375%, due 04/01/32	1,085,000	1,226,929

Wachovia Bank N.A.,
5.850%, due 02/01/37	755,000	749,742
Wal-Mart Stores, Inc.,
3.625%, due 07/08/20	825,000	824,241
6.500%, due 08/15/37	600,000	726,648
Washington Mutual Bank,
5.500%, due 01/15/13(6)	750,000	3,750
Washington Mutual Preferred Funding LLC,
9.750%, due 12/15/17(1),(3),(4),(6),(7)	1,300,000	47,125
Waste Management, Inc.,
6.100%, due 03/15/18	700,000	797,833
WellPoint, Inc.,
5.850%, due 01/15/36	380,000	382,002
7.000%, due 02/15/19	250,000	296,539
Wells Fargo Bank NA,
5.950%, due 08/26/36	750,000	763,644
Wells Fargo Capital X,
5.950%, due 12/01/36	475,000	421,283
Wells Fargo Capital XIII,
7.700%, due 03/26/13(2),(3)	500,000	505,000
Williams Cos., Inc.,
8.750%, due 03/15/32	285,000	332,585
Williams Partners LP,
6.300%, due 04/15/40(1)	275,000	276,296
Wisconsin Power & Light Co.,
7.600%, due 10/01/38	175,000	234,731
WM Wrigley Jr Co.,
3.700%, due 06/30/14(1)	165,000	166,890
Xerox Corp.,
6.350%, due 05/15/18	540,000	602,334
XTO Energy, Inc.,
6.750%, due 08/01/37	250,000	322,063

Total United States corporate bonds		85,480,194

Total corporate bonds (cost $96,100,482)		101,027,752

Asset-backed securities — 1.33%
United States — 1.33%
Ameriquest Mortgage Securities, Inc.,
Series 2005-R6, Class A2,
0.547%, due 08/25/35(2)	146,622	138,183
Citibank Credit Card Issuance Trust,
Series 2003-C4, Class C4,
5.000%, due 06/10/15	450,000	469,129
Series 2007-A3, Class A3,
6.150%, due 06/15/39	390,000	492,535
Continental Airlines, Inc.,
Series 2009-2 Class A,
7.250%, due 11/10/19	300,000	319,500
MBNA Credit Card Master Note Trust,
Series 2004-B1, Class B1,
4.450%, due 08/15/16	500,000	529,300

Total asset-backed securities (cost $1,679,286)		1,948,647

Commercial mortgage-backed securities — 2.42%
United States — 2.42%
Banc of America Commercial Mortgage, Inc.,
Series 2007-2, Class AM,
5.877%, due 04/10/49(2)	475,000	374,563
Commercial Mortgage Pass Through Certificates,
Series 2006-CN2A, Class A2FX,
5.449%, due 02/05/19(1)	625,000	623,519
Series 2006-C7, Class AM,
5.986%, due 06/10/46(2)	450,000	389,353

Greenwich Capital Commercial Funding Corp.,
Series 2007-GG9, Class AM,
5.475%, due 03/10/39	1,100,000	873,455
Series 2006-GG7, Class A4,
6.085%, due 07/10/38(2)	1,225,000	1,280,472

Total commercial mortgage-backed securities (cost $3,112,134)		3,541,362

Mortgage & agency debt securities — 6.69%
United States — 6.69%
Federal Home Loan Mortgage Corp.,(8)
3.750%, due 03/27/19	2,500,000	2,608,308
5.000%, due 01/30/14	30,000	33,734
Federal Home Loan Mortgage Corp. Gold Pools,(8)
#E01127,
6.500%, due 02/01/17	76,358	82,790
Federal National Mortgage Association Pools,(8)
#688066,
5.500%, due 03/01/33	238,757	259,848
#793666,
5.500%, due 09/01/34	1,365,842	1,475,277
#802481,
5.500%, due 11/01/34	220,066	238,452
#596124,
6.000%, due 11/01/28	166,024	181,604
#991043,
6.000%, due 10/01/38	1,908,821	2,072,681
#253824,
7.000%, due 03/01/31	83,337	94,179
Federal National Mortgage Association REMIC,(8)
Series 1993-106, Class Z,
7.000%, due 06/25/13	26,356	28,079
Government National Mortgage Association Pools,
#701813,
4.500%, due 04/15/39	693,956	724,469
#781029,
6.500%, due 05/15/29	48,689	54,656
GSR Mortgage Loan Trust,
Series 2006-2F, Class 3A4,
6.000%, due 02/25/36	1,300,000	1,177,609
Wells Fargo Mortgage Backed Securities Trust,
Series 2003-18, Class A2,
5.250%, due 12/25/33	742,116	759,813

Total mortgage & agency debt securities (cost $9,530,408)		9,791,499

Municipal bonds — 5.58%
California — 1.16%
Los Angeles Unified School District
6.758%, due 07/01/34	150,000	171,477
State of California General Obligation Bonds
6.650%, due 03/01/22	300,000	318,495
7.300%, due 10/01/39	570,000	599,708
7.550%, due 04/01/39	365,000	397,839
University of California Revenue Bonds, Series 2009,
5.770%, due 05/15/43	195,000	204,173

		1,691,692

Illinois — 1.27%
Illinois State Taxable Pension
5.100%, due 06/01/33	2,350,000	1,860,730

New Jersey — 2.54%
New Jersey Economic Development Authority Revenue Bonds, Series B,
10.146%, due 02/15/18(9)	5,000,000	3,541,950
New Jersey State Turnpike Authority Revenue Bonds, Series F,
7.414%, due 01/01/40	140,000	176,459

		3,718,409

New York — 0.19%
New York State Urban Development Corp. Revenue Bonds
5.770%, due 03/15/39	265,000	272,319

Pennsylvania — 0.20%
Commonwealth of Pennsylvania General Obligation
5.350%, due 05/01/30	300,000	299,541

Tennessee — 0.22%
Metropolitan Government of Nashville & Davidson County Convention Center Authority Revenue Bonds
6.731%, due 07/01/43	300,000	323,127

Total municipal bonds (cost $7,627,051)		8,165,818

US government obligations — 11.49%
US Treasury Bond,
4.625%, due 02/15/40	3,445,000	3,872,393
US Treasury Notes,
2.500%, due 04/30/15	700,000	724,883
3.625%, due 02/15/20	3,900,000	4,120,592
4.125%, due 05/15/15	7,290,000	8,099,307

Total US government obligations (cost $16,370,528)		16,817,175

Non US-government obligations — 2.19%
Brazil — 1.46%
Brazilian Government International Bond,
8.250%, due 01/20/34	900,000	1,188,000
8.875%, due 04/15/24	700,000	945,000

		2,133,000

Mexico — 0.73%
United Mexican States,
8.300%, due 08/15/31	800,000	1,076,000

Total Non US-government obligations (cost $2,886,601)		3,209,000

Total bonds (cost $137,306,490)		144,501,253

Preferred stock — 0.02%
United States — 0.02%
Ally Financial, Inc.
7.000%, due 12/13/11(1),(3),(10)
(cost $34,713)	42	32,646

Short-term investment — 0.25%
Investment company — 0.25%
UBS Cash Management Prime Relationship Fund,
0.207%(11),(12)
(cost $373,234)	373,234	373,234

Total investments(13)—99.00%
(cost $137,714,437)		144,907,133
Cash and other assets, less liabilities—1.00%		1,459,142

Net assets — 100.00%		$146,366,275

Notes to portfolio of investments
Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $137,714,437;
and net unrealized appreciation consisted of:

Gross unrealized appreciation	$11,534,428
Gross unrealized depreciation	(4,341,732)

Net unrealized appreciation of investments	$7,192,696

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2010, the value of these securities amounted to $9,967,800 or 6.81% of net assets.
(2)	Floating rate security — The interest rates shown are the current rates as of June 30, 2010.
(3)	Perpetual bond security. The maturity date reflects the next call date.
(4)	Security is illiquid. At June 30, 2010, the value of these securities amounted to $47,125 or 0.03% of net assets.
(5)	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. At June 30, 2010, the value of this security amounted to $0 or 0.00% of net assets.
(6)	Security is in default.
(7)	These securities, which represent 0.03% of net assets as of June 30, 2010, is considered restricted. (See restricted security table below for more information.)

			Acquisition		06/30/10
			cost as a	06/30/10	Market value
	Acquisition	Acquisition	percentage of	Market	as a percentage
Restricted security	dates	cost	net assets	value	of net assets

Washington Mutual Preferred Funding LLC,
9.750%, due 12/15/17	10/19/07 - 11/02/07	$1,299,750	0.89%	$47,125	0.03%

(8)	On September 7, 2008, the Federal Housing Finance Agency placed the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.
(9)	Rate shown reflects annualized yield at June 30, 2010 on zero coupon bond.
(10)	This security is subject to a perpetual call and may be called in full or partially on or anytime after December 31, 2011.
(11)	Rate shown reflects the yield at June 30, 2010.
(12)	The table below details the Fund’s investments in a security issued by a fund that is advised by the same advisor as the Fund. The advisor does not earn a management fee from UBS Cash Management Prime Relationship Fund.

Net income
earned from
		Purchases	Sales during		affiliate for
		during the	the nine		the nine
		nine months	months		months
	Value	ended	ended	Value	ended
Security description	09/30/09	06/30/10	06/30/10	06/30/10	06/30/10

UBS Cash Management Prime Relationship Fund	$1,324,178	$38,837,957	$39,788,901	$373,234	$5,362

(13)	The Fund calculates its net asset value based on the current market value, where available, for its portfolio securities. The Fund normally obtains market values for its securities and other instruments from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities or instruments. A matrix system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio securities. Securities traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Securities which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”), the investment advisor of the Fund. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Directors (the “Board”). Foreign currency exchange rates are generally determined as of the close of the New York Stock Exchange (“NYSE”). Occasionally, events affecting the value of foreign investments occur between the time at which they are determined and the close of the NYSE, which will not be reflected in the computation of the Fund’s net asset value. If events materially affecting the value of such securities occur during such time periods, the securities will be valued at their fair value as determined in good faith by or under the direction of the Board. The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the Board determines that this does not represent fair value. Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company as provided by such other entity. Pursuant to the Fund’s adoption of use of the practical expedient within ASC Topic 820 that is effective for interim periods ending after December 15, 2009, investments in non-registered investment companies are also valued at the daily net asset value. All investments quoted in foreign currencies are valued daily in US dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Fund’s custodian.

GSR	Goldman Sachs Residential
REIT	Real estate investment trust
REMIC	Real Estate Mortgage Investment Conduit

US generally accepted accounting principles (“GAAP”) requires disclosure regarding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:
Level 1—Unadjusted quoted prices in active markets for identical investments.
Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risk.
Level 3—Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

The following is a summary of the inputs used as of June 30, 2010 in valuing the Fund’s investments:
In January 2010, FASB issues Accounting Standards Update No. 2010-06 “Improving Disclosures about Fair Value Measurements” (“ASU No. 2010-06”). ASU No. 2010-06 will require reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fell in either Level 2 or Level 3, and information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements. The new and revised disclosures are required to be implemented for annual and interim periods beginning after December 15, 2009 except for the disclosures surrounding purchases, sales, issuances and settlements on a gross basis in the reconciliation of level 3 fair value measures, which are effective for fiscal years beginning after December 15, 2010. Management is currently evaluating the impact the adoption of ASU No. 2010-06 may have on the Fund’s financial statement disclosures.

The following is a summary of the inputs used as of June 30, 2010 in valuing the Fund’s investments:

Measurements at 06/30/10

	Unadjusted quoted
	prices in active
	markets for	Other significant	Unobservable
	identical investments	observable inputs	inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Corporate bonds	$—	$100,980,627	$47,125	$101,027,752
Asset-backed securities	—	1,948,647	—	1,948,647
Commercial mortgage-backed securities	—	3,541,362	—	3,541,362
Municipal bonds	—	8,165,818	—	8,165,818
Mortgage & agency debt securities	—	9,791,499	—	9,791,499
US government obligations	—	16,817,175	—	16,817,175
Non US-government obligations	—	3,209,000	—	3,209,000
Preferred stock	—	32,646	—	32,646
Short-term investment	—	373,234	—	373,234

Total	$—	$144,860,008	$47,125	$144,907,133

Level 3 Rollforward Disclosure
 The following is a rollforward of the Fund’s investments that were valued using unobservable inputs for the period:

	Measurements using
	unobservable inputs (Level 3)

	Corporate bonds	Total

Assets
Beginning balance	$14,875	$14,875
Total gains or losses (realized/unrealized) included in earnings(1)	34,125	34,125
Purchases, sales, issuances, and settlements (net)	—	—
Transfers in and/or out of Level 3	(1,875)	(1,875)

Ending balance	$47,125	$47,125

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to investments still held at 06/30/10.	$36,657	$36,657

(1) Does not include unrealized losses of $59 related to transferred assets, presented at their end of period values.

Restricted securities:
The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included in the Fund’s Notes to portfolio of Investments.

For more information regarding the Fund’s other significant accounting policies, please refer to Fund’s semiannual report to shareholders dated March 31, 2010.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fort Dearborn Income Securities, Inc.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	August 30, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	August 30, 2010

By:	/s/ Thomas Disbrow
Thomas Disbrow
Treasurer & Principal Accounting Officer

Date:	August 30, 2010